Related Party Transactions (Details) - Schedule of notes payable - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total Related Party Notes Payable	$ 2,485,578
Current Portion of Related Party Notes Payable	105,876	$ 1,238,755	$ 3,471,755
Long-term Portion of Related Party Notes Payable	2,379,702
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	1,030,079
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	385,000
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	225,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Long term note bearing interest at 6% and maturing December 31, 2024 and other short-term payables due to stockholders and related parties	$ 845,499
Previously Reported [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable		1,825,617
Current Portion of Related Party Notes Payable		1,238,755
Long-term Portion of Related Party Notes Payable		586,862
Previously Reported [Member] | Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		1,030,079
Previously Reported [Member] | Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		385,000
Previously Reported [Member] | Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		55,000
Previously Reported [Member] | Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables
Previously Reported [Member] | Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Long term note bearing interest at 6% and maturing December 31, 2024 and other short-term payables due to stockholders and related parties		$ 355,538